Income Taxes - Schedule of Components of Benefit for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current expense:
Federal					$ 0	$ 0	$ 0
State					4	5	(53)
Total current					4	5	(53)
Deferred
Federal					(10,396)	(12,981)	(3,970)
State					(1,851)	(2,472)	(130)
Total deferred					(12,247)	(15,453)	(4,100)
Changes in tax rate					1,347	31	93
Changes in valuation allowance					10,900	15,422	4,007
Total	$ (3)	$ (28)	$ 5	$ (25)	$ 4	$ 5	$ (53)